Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets, Liabilities and Transactions in Foreign Currencies

As of December 31, 2017 and 2016, assets and liabilities denominated in foreign currencies, expressed in mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Current	Non-current	Current	Non-current
As of December 31, 2017
U.S. dollars	5,852	—	2,783	53,093
Euros	—	—	1,547	—
As of December 31, 2016
U.S. dollars	2,097	686	3,544	66,995
Euros	—	—	19	—

As of year ended December 31, 2017, 2016 and 2015 transactions denominated in foreign currencies, expressed in mexican pesos (contractual amounts) are as follows:

Transactions	Revenues	Purchases of Raw Materials	Interest Expense	Other
Year ended December 31, 2017 U.S. dollars	653	13,381	2,454	1,544
Year ended December 31, 2017 Euros	—	18	—	—
Year ended December 31, 2016 U.S. dollars	736	13,242	2,235	1,796
Year ended December 31, 2015 U.S. dollars	569	11,458	1,965	1,301